Schedule Of Anti-dilutive Securities Excluded From Calculation Of Diluted Net Loss Per Share (Details) - shares	9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	27,661,318		14,800,186		14,309,718		10,644,665
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	8,699,397		2,754,352		2,154,352	[1]	2,154,352	[1]
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	10,039,348		8,693,024		8,755,179		7,196,250
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	2,977,528	[2]	3,352,810	[2]	3,400,187	[3]	1,294,063	[3]

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 10 — Commitments and Contingencies — License Agreements for details.
[2]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $1.94 and $3.25 per share as of September 30, 2022 and 2021, respectively.
[3]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.25 per share on December 31, 2021 and 2020.